Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary Of Long Term Debt	Long-term debt as of December 31, 2021 and 2020 is summarized as follows:

	2021	2020
Secured line of credit	$18,000	$—

Total long-term debt	$18,000	$—

Summary Of Maturities of Long-term Debt
The aggregate stated maturities of long-term debt outstanding at December 31, 2021, are summarized as follows:

Year Ending December 31,	Amount
2022	$—
2023	18,000
2024	—
2025	—
2026	—
Thereafter	—

$18,000